UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     August 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $47,956 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     2500   108400 SH       DEFINED                108400        0        0
AMERICAN STS WTR CO            COM              029899101      860    25960 SH       DEFINED                 25960        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     3865   187600 SH       DEFINED                187600        0        0
BCE INC                        COM NEW          05534B760      291     9969 SH       DEFINED                  9969        0        0
CALGON CARBON CORP             COM              129603106     1603   121100 SH       DEFINED                121100        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      429    12000 SH       DEFINED                 12000        0        0
CHEVRON CORP NEW               COM              166764100      287     4231 SH       DEFINED                  4231        0        0
CHINA VALVES TECHNOLOGY INC    COM NEW          169476207      626    67100 SH       DEFINED                 67100        0        0
CIGNA CORP                     COM              125509109      252     8100 SH       DEFINED                  8100        0        0
DANAHER CORP DEL               COM              235851102     3808   102600 SH       DEFINED                102600        0        0
DEL MONTE FOODS CO             COM              24522P103      259    18000 SH       DEFINED                 18000        0        0
ECOLAB INC                     COM              278865100     2147    47800 SH       DEFINED                 47800        0        0
FLOWSERVE CORP                 COM              34354P105     1238    14600 SH       DEFINED                 14600        0        0
FOREST OIL CORP                COM PAR $0.01    346091705      326    11911 SH       DEFINED                 11911        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      558    25200 SH       DEFINED                 25200        0        0
HEALTH NET INC                 COM              42222G108      631    25881 SH       DEFINED                 25881        0        0
HEWLETT PACKARD CO             COM              428236103      552    12748 SH       DEFINED                 12748        0        0
ICF INTL INC                   COM              44925C103      401    16760 SH       DEFINED                 16760        0        0
IDEX CORP                      COM              45167R104     1119    39200 SH       DEFINED                 39200        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103     1339    65400 SH       DEFINED                 65400        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      564     4565 SH       DEFINED                  4565        0        0
ITT CORP NEW                   COM              450911102     5215   116100 SH       DEFINED                116100        0        0
JOHNSON CTLS INC               COM              478366107      406    15100 SH       DEFINED                 15100        0        0
KIMBERLY CLARK CORP            COM              494368103      350     5766 SH       DEFINED                  5766        0        0
LAYNE CHRISTENSEN CO           COM              521050104      643    26500 SH       DEFINED                 26500        0        0
LIMITED BRANDS INC             COM              532716107      288    13036 SH       DEFINED                 13036        0        0
MUELLER WTR PRODS INC          COM SER A        624758108      654   176100 SH       DEFINED                176100        0        0
NALCO HOLDING COMPANY          COM              62985Q101     1253    61250 SH       DEFINED                 61250        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      418     5421 SH       DEFINED                  5421        0        0
PALL CORP                      COM              696429307     4480   130350 SH       DEFINED                130350        0        0
PENTAIR INC                    COM              709631105      701    21770 SH       DEFINED                 21770        0        0
PFIZER INC                     COM              717081103      426    29856 SH       DEFINED                 29856        0        0
PROCTER & GAMBLE CO            COM              742718109      622    10362 SH       DEFINED                 10362        0        0
REYNOLDS AMERICAN INC          COM              761713106      287     5500 SH       DEFINED                  5500        0        0
RINO INTERNATIONAL CORPORATI   COM              766883102      721    57600 SH       DEFINED                 57600        0        0
ROPER INDS INC NEW             COM              776696106     2613    46700 SH       DEFINED                 46700        0        0
STANTEC INC                    COM              85472N109     1132    51150 SH       DEFINED                 51150        0        0
TARGET CORP                    COM              87612E106      334     6800 SH       DEFINED                  6800        0        0
TETRA TECH INC NEW             COM              88162G103      710    36190 SH       DEFINED                 36190        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102      618    12600 SH       DEFINED                 12600        0        0
URS CORP NEW                   COM              903236107     2430    61750 SH       DEFINED                 61750        0        0